INVENTORY - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Inventory [Line Items]
Inventory	$ 22,977	$ 14,504
Cost
Summary Of Inventory [Line Items]
Inventory	24,642	14,504
Depreciation/impairment
Summary Of Inventory [Line Items]
Inventory	$ (1,665)	$ 0	$ 0	$ 0